Trade and other payables	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade and other payables	Trade and other payables

				$ million
		2021		2020
	Current	Non-current	Current	Non-current
Financial liabilities
Trade payables	37,327	—	23,157	—
Amounts payable to joint ventures and associates	2,165	—	1,364	—
Payables for capital expenditure and acquisitions	2,063	764	2,297	1,033
Payables related to the Gulf of Mexico oil spill	1,276	9,154	1,399	9,988
Other payables	5,736	175	5,041	681
	48,567	10,093	33,258	11,702
Non-financial liabilities
Sales taxes, customs duties, production taxes and social security	2,708	77	2,103	73
Other payables	1,336	397	653	337
	4,044	474	2,756	410
	52,611	10,567	36,014	12,112
21. Trade and other payables – continued
Materially all of bp's trade payables have payment terms in the range of 30 to 60 days and give rise to operating cash flows.
Trade and other payables, other than those relating to the Gulf of Mexico oil spill, are predominantly interest free. See Note 28 (c) for further information.
Payables related to the Gulf of Mexico oil spill include amounts payable under the 2016 consent decree and settlement agreement with the United States and five Gulf coast states, including amounts payable for natural resource damages, state claims and Clean Water Act penalties. On a discounted basis the amounts included in payables related to the Gulf of Mexico oil spill for these elements of the agreements are $4,499 million payable over 11 years, $2,423 million payable over 12 years and $3,310 million payable over 11 years respectively at 31 December 2021. Reported within net cash provided by operating activities in the group cash flow statement is a net cash outflow of $1,484 million (2020 outflow of $1,786 million, 2019 outflow of $2,694 million) related to the Gulf of Mexico oil spill, which includes payments made in relation to these agreements. For full details of these agreements, see bp Annual Report and Form 20-F 2015 - Legal Proceedings.
Payables related to the Gulf of Mexico oil spill at 31 December 2021 also include amounts payable for settled economic loss and property damage claims which are payable over a period of up to six years.